Share-Based Payments - Summary of Options Granted Under the EIP (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)
Disclosure of share options share-based payment arrangement [line items]
Granted during the year Number	0	0
Equity incentive plan [member]
Disclosure of share options share-based payment arrangement [line items]
Balance at start of the year		1,680,868	1,680,868
Granted during the year Number		0	0
Exercised during the year Number		0	0
Forfeited during the year Number		1,680,868
Balance at end of the year Number			1,680,868
Vested and exercisable at end of the year Number			1,680,868
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise			$ 0.0774
Weighted average exercise price, Ending balance			$ 0.0774
Equity incentive plan [member] | December 23, 2013 [member]
Disclosure of share options share-based payment arrangement [line items]
Expiry date		Jun. 30, 2018	Jun. 30, 2018
Exercise price		$ 0.0774	$ 0.0774
Balance at start of the year		1,515,752	1,515,752
Granted during the year Number		0	0
Exercised during the year Number		0	0
Forfeited during the year Number		1,515,752
Balance at end of the year Number			1,515,752
Vested and exercisable at end of the year Number			1,515,752
Equity incentive plan [member] | January 24, 2014 [member]
Disclosure of share options share-based payment arrangement [line items]
Expiry date		Jun. 30, 2018	Jun. 30, 2018
Exercise price		$ 0.0774	$ 0.0774
Balance at start of the year		165,116	165,116
Granted during the year Number		0	0
Exercised during the year Number		0	0
Forfeited during the year Number		165,116
Balance at end of the year Number			165,116
Vested and exercisable at end of the year Number			165,116